83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 4.5%
	FIXED INCOME - 4.5%
1,028,758	Blue Owl Alternative Credit Fund	$ 10,246,430

	TOTAL CLOSED END FUNDS (Cost $10,000,000)	10,246,430

	OPEN END FUNDS — 4.8%
	FIXED INCOME - 4.8%
458,665	Angel Oak UltraShort Income Fund, Institutional Class	4,531,612
322,069	CrossingBridge Ultra-Short Duration Fund, Institutional Class	3,210,547
375,197	RiverPark Strategic Income Fund, Institutional Class	3,190,899
		10,933,058

	TOTAL OPEN END FUNDS (Cost $10,985,435)	10,933,058

	PRIVATE INVESTMENT FUNDS(a)(b) — 86.0%
	FINANCIALS - 86.0%
N/A	Callodine Perpetual ABL Fund L.P.	32,634,004
N/A	Clear Haven Investment Fund, L.P (Credit Opportunities Fund III Series)	6,125,166
N/A	Clear Haven Ultra Short IG Bond Fund, L.P.	8,227,352
N/A	Equal Access Justice Fund L.P.	26,422,937
N/A	Evolution Credit Partners	14,315,827
N/A	MEP Evergreen Fund, L.P.	6,041,413
N/A	MRP Evergreen Income Fund, L.P.	17,539,200
N/A	Proterra Credit Fund 2 (Feeder), L.P.	10,710,314
N/A	Rivonia Road Fund L.P.	6,397,845
N/A	Symbiotic Capital Life Science Credit Fund, L.P.	6,269,195
N/A	Whitehawk Evergreen Fund, L.P.	61,182,175
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $190,206,043)	195,865,428

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	LOAN PARTICIPATIONS(b) — 4.2%
	CONSUMER DISCRETIONARY — 0.9%
2,000,000	Penney Holdings LLC/Catalyst Brands (Whitehawk Evergreen Fund, L.P.) SOFR + 8.13%		11.9977	09/19/30	$ 2,000,000
1,969,231	HEALTH CARE — 0.9% Nephron Pharmaceuticals LLC (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.20%		13.1900	12/30/27	1,959,385

	INDUSTRIALS — 1.8%
2,000,000	C3 Rentals, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR + 8.00%		12.0000	04/22/27	2,030,000
1,997,568	West Side Transport, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.00%		13.0000	08/02/27	2,097,446
					4,107,446
	TECHNOLOGY — 0.6%
1,611,424	Boxlight Corporation (WhiteHawk Evergreen Fund, L.P.) SOFR + 10.75%		17.4956	09/30/26	1,514,739

	TOTAL LOAN PARTICIPATIONS (Cost $9,502,799)				9,601,570

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(b)(c)(e)
	HEALTH CARE — 0.0%
3	Nephron Pharmaceuticals LLC	N/A	$0.01		38,435
	TOTAL WARRANT (Cost $22,548)				38,435

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
395,142	First American Government Obligations Fund, Class X, 3.66% (Cost $395,142)(d)				395,142

	TOTAL INVESTMENTS - 99.7% (Cost $221,111,967)				227,080,063
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%				649,898
	NET ASSETS - 100.0%				$ 227,729,961

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

LLC	- Limited Liability Company
L.P.	- Limited Partnership
N/A	- Not applicable
SOFR	- Secured Overnight Financing Rate

(a)	The investments held by the Fund do not issue shares.
(b)

Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. Total fair value of restricted investments as of December 31, 2025 was $205,505,433 or 90.24% of net assets. As of December 31, 2025, the aggregate cost was $209,731,391. Additional details are as follows.

Investment	Date of first purchase	Cost
Blue Owl Alternative Credit Fund	5/1/2025	$ 10,000,000
Boxlight Corporation (loan participation)	8/1/2024	1,611,424
C3 Rentals, Inc. (loan participation)	8/1/2024	1,990,345
Callodine Perpetual ABL Fund, L.P.	10/16/2024	33,250,000
Clear Haven Investment Fund, L.P (Credit Opportunities Fund III Series)	10/1/2025	5,780,825
Clear Haven Ultra Short IG Bond Fund, L.P.	7/2/2025	8,000,000
Equal Access Justice Fund L.P.	5/1/2025	25,000,000
Evolution Credit Partners	9/2/2025	15,000,000
MEP Evergreen Fund, L.P.	1/31/2025	5,752,961
MRP Evergreen Income Fund, L.P.	10/17/2025	17,500,000
Nephron Pharmaceuticals LLC (loan participation)	2/28/2025	1,934,702
Nephron Pharmaceuticals LLC (warrant)	2/28/2025	22,548
Penney Holdings LLC/Catalyst Brands (loan participation)	10/1/2025	1,980,068
Proterra Credit Fund 2 (Feeder), L.P.	4/1/2024	10,358,657
Rivonia Road Fund L.P.	4/4/2025	6,000,000
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	5,563,601
West Side Transport, Inc. (loan participation)	10/15/2024	1,986,260
WhiteHawk Evergreen Fund, L.P.	5/1/2024	58,000,000

(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(e)	Non-income producing security.